Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes	3.00%	3.00%
Change in valuation allowance	(24.00%)	(24.00%)
Net effective income tax rate